FINANCE LEASE LIABILITY	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY
In 2018, the Company acquired seven container vessels, which were subsequently refinanced with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. These transactions were accounted for as vessels under finance leases. (Refer to Note 15: Vessels under Finance Lease, Net).
During the year ended December 31, 2024, the Company exercised purchase options and took redelivery of the seven vessels with associated finance lease liabilities. Term loan facility agreements were signed to refinance the lease liabilities for all vessels.

Interest incurred on the finance lease liability in the year ended December 31, 2024 was $14.5 million (December 31, 2023: $21.1 million).